Marketable debt securities	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Marketable debt securities
Note 18 - Marketable debt securities
Marketable debt securities are marked to market, with other than temporary changes in fair value recognized within “Other comprehensive income” (“OCI”).

	December 31,
(In $ millions)	2020	2019
Opening balance	—	35.2
Purchase of marketable securities	—	5.9
Sale of marketable securities	—	(31.3)
Unrealized gain on marketable securities	—	5.6
Realized loss on marketable securities	—	(15.4)
Total marketable securities	—	—
All marketable debt securities were sold in 2019. An accumulated unrealized loss of $5.6 million recognized in other comprehensive income for the year ended December 31, 2018 was recycled to the statement of operations during 2019.